Loan Receivables (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Loan Receivables [Line Items]
Percentage of loans receivables bears interest		18.00%
Maturity period	10 years
Average credit period	30 days	30 days
Percentage of loss allowance against general receivables	2.71%		2.71%
Loan receivables percentage	0.50%		0.50%
Minimum [Member]
Loan Receivables [Line Items]
Percentage of loans receivables bears interest	5.00%
Maturity period	1 year
Maximum [Member]
Loan Receivables [Line Items]
Percentage of loans receivables bears interest	18.00%	5.00%